NET LOSS PER SHARE	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
NET LOSS PER SHARE

20. NET LOSS PER SHARE

Basic and diluted net loss per share for each of the periods presented are calculated as follows:

	For the six months ended June 30,
	2024	2025
	RMB	RMB

Basic net loss per share
Numerator:
Net loss attributable to Uxin Limited	(195,820)	(126,868)
Deemed dividend to preferred shareholders due to triggering of a down round feature	(1,781,454)	-
Net loss attributable to ordinary shareholders	(1,977,274)	(126,868)

Denominator:
Number of ordinary shares outstanding at the beginning of the period	1,420,343,144	56,395,662,999
Weighted average number of ordinary shares issued	28,990,359,167	2,885,824,829
Weighted average number of ordinary shares issued due to exercise of the share options	572,233	163,811
Weighted average number of vested penny options	27,836,359	22,693,268
Weighted average number of unissued shares relating to the Performance Awards (Note 17)	-	1,431,232,500
Weighted average number of ordinary shares outstanding - basic	30,439,110,903	60,735,577,407

Net loss per share attributable to ordinary shareholders, basic	(0.06)	(0.00)

Diluted net loss per share
Numerator:
Diluted net loss attributable to ordinary shareholders	(1,977,274)	(126,868)

Denominator:
Weighted average number of ordinary shares outstanding – diluted	30,439,110,903	60,735,577,407

Net loss per share attributable to ordinary shareholders, diluted	(0.06)	(0.00)

UXIN LIMITED

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

As the Group incurred losses for the six months ended June 30, 2024 and 2025, the potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Group. The weighted-average numbers of unissued shares relating to the Performance Awards, senior convertible preferred shares, options granted and forward issued excluded from the calculation of diluted net loss per share of the Group of the respective periods were as follows:

20. NET LOSS PER SHARE (CONTINUED)

	For the six months ended June 30,
	2024	2025

Unissued shares relating to the Performance Awards (Note 17)	-	1,421,223,881
Forward contract (Note 7 and Note 16)	-	1,585,737,716
Senior convertible preferred shares	662,826,251	-
Outstanding weighted average share options	11,871,132	21,586,321
Total	674,697,383	3,028,547,918